Note 8 - Income Taxes (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Series H - Preferred stock, outstanding shares
Net operating loss carryforward	$ 84,354
Net operating loss carryforward, expiration	These carryforwards expire from 2019 through 2038